UNITED STATES                    FILE NO. 333-01973
                   SECURITIES AND EXCHANGE COMMISSION                      -----
                         WASHINGTON, D.C. 20549               FILE NO. 811-07573
                                                                           -----
                                FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]


         Pre-Effective Amendment No.   ---                                   [ ]


         Post Effective Amendment No.   2                                    [X]
                                       ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]


         Amendment No.    4                                                  [X]
                         ---


                                 SAGE/TSO TRUST
               (Exact name of Registrant as Specified in Charter)


7799 Leesburg Pike, Suite 900
Falls Church, Virginia                                                     22043
(Address of Principal Executive Offices)                              (Zip Code)


Registrant's Telephone Number, including Area Code                (703) 834-1888
                                                                  -----

                             James C. Tso, President
                       Sage/Tso Investment Management L.P.
                          7799 Leesburg Pike, Suite 900
                          Falls Church , Virginia 22043
                   -------------------------------------------
                     (Name and Address of Agent for Service)

COPIES TO:


  Clifford J. Alexander, Esq.                      Carolyn F. Mead, Esq.
  Kirkpatrick & Lockhart LLP                         FPS Services, Inc.
1800 Massachusetts Avenue, N.W.                      3200 Horizon Drive
   Washington, DC 20036-1800                 King of Prussia, Pennsylvania 19406



                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

[X] ON JANUARY 1, 1998, PURSUANT TO PARAGRAPH (B).
       ---------------



As filed with the U.S. Securities and Exchange Commission on December 30, 1997

                                 SAGE/TSO TRUST
                   CROSS REFERENCE SHEET PURSUANT TO RULE 481A

FORM N-1A ITEM

                                                              CAPTION IN PROSPECTUS
                                                              ---------------------

PART A   INFORMATION REQUIRED IN A PROSPECTUS
------   ------------------------------------

     1.  Cover Page                                           Cover Page of Prospectus

     2.  Synopsis                                             Prospectus Summary; Expense Summary

     3.  Condensed Financial Information                      Financial Highlights *

     4.  General Description of Registrant                    Investment Objective and Policies; Risk Factors;
                                                              Prospectus Summary; The Trust and the Fund; Investment
                                                              Limitations; Description of Permitted Investments and
                                                              Risk Factors; General Information

     5.  Management of the Fund                               Prospectus Summary; Management of the Fund; Distribution Plan


     5A.  Management's Discussion of Fund Performance         Included in Registrant's Annual Report to
                                                              Shareholders *

     6.  Capital Stock and Other Securities                   Prospectus Summary; General Information; Dividends and
                                                              Taxes; Net Asset Value

     7.  Purchase of Securities Being Offered                 Prospectus Summary; How to Purchase Shares; Shareholder
                                                              Services

     8.  Redemption or Repurchase                             Prospectus Summary; How to Redeem Shares

     9.  Pending Legal Proceedings                            *



PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------   -------------------------------------------------------------

     10. Cover Page                                           Cover Page of the Statement of Additional Information

     11. Table of Contents                                    Table of Contents

     12. General Information and History                      Covered in Part A *

     13. Investment Objectives and Policies                   Investment Policies and Techniques; Investment
                                                              Restrictions; Portfolio Transactions

     14. Management of the Fund                               The Trust; Investment Advisory and Other Services;
                                                              Trustees and Officers

     15. Control Persons and Principal Holders of             Principal Shareholders
         Securities

     16. Investment Advisory and Other Services               Investment Advisory and Other Services

     17. Brokerage Allocation and Other Practices             Portfolio Transactions

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------   -------------------------------------------------------------
         (CONTINUED)


     18. Capital Stock and Other Securities                   Other Information

     19. Purchase, Redemption and Pricing of                  Purchases; Redemptions
         Securities Being Offered

     20. Tax Status                                           Taxes

     21. Underwriters                                         Underwriter

     22. Calculation of Performance Data                      Performance Information


     23. Financial Statements                                 Financial Statements



PART C   OTHER INFORMATION
------   -----------------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

----------
*  Item is inapplicable at this time or answer is negative.

                       AMERICA ASIA ALLOCATION GROWTH FUND
                          7799 LEESBURG PIKE, SUITE 900
                          FALLS CHURCH, VIRGINIA 22043



PROSPECTUS                                                       January 1, 1998
                                                                 ===============



   America Asia Allocation Growth Fund (the "Fund") seeks maximum long-term capital growth by investing in the equity securities of companies located in the "Greater Asia Region", as well as in the United States and Canada. Under normal circumstances, the Fund will invest at least 65% of its total assets in such securities. The Adviser defines the "Greater Asia Region" to include China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, The Philippines, Singapore, South Korea, Taiwan and Thailand. The Fund will focus on both American (U.S. and Canada) and Asian companies that are expected to benefit from the development and growth of the economies of the countries located in the "Greater Asia Region".

   In addition, the Adviser has established guidelines that allow it to give priority to investing in companies that, in its opinion, show an effective employment of Asian American talent in management, science or technology. The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.
See "Investment  Objective and Policies".

   The Adviser has also established certain guidelines which currently prohibit the Fund from investing in companies that supply products or services that are harmful to humans or engage in labor practices that violate human rights. See "Investment Objective and Policies".


   The Fund is a separate series of SAGE/TSO Trust (the "Trust"), an open-end, diversified management investment company commonly known as a mutual fund. SAGE/TSO Investment Management L.P. (the "Adviser") serves as the investment adviser of the Fund managing its assets in accordance with its investment objectives.


   The Fund offers its shares through two separate classes of shares: Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them.



   This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 1, 1998, which may be revised from time to time, provides a further discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To request a copy please call (888) BUY-GROW or (888) 289-4769 (foreign investors may call (703) 847-6792).


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS




                                                      PAGE
Prospectus Summary...................................
Expense Summary......................................
Financial Highlights.................................
The Trust and the Fund...............................
Investment Objective and Policies....................
Risk Factors.........................................
Management of the Fund...............................
The Distribution Plans...............................
How to Purchase Shares...............................
Purchase of Class D Shares...........................
Purchase of Class A Shares...........................
How to Redeem Shares.................................
Shareholder Services.................................
Net Asset Value......................................
Dividends and Taxes..................................
Performance Information..............................
General Information..................................
Description of Permitted Investments and Risk
Factors..............................................




Underwriter:                                 Adviser:


ADS Distributors, Inc.                       SAGE/TSO Investment Management L.P.
101 Main Street Suite E                            7799 Leesburg Pike, Suite 900
Safety Harbor, Florida 34695                        Falls Church, Virginia 22043
(888) BUY-GROW                                                    (888) AAA-JTSO
(813) 725-8711                                                    (703) 847-6792







  THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY
      JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO
          MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE,
          DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION
            OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN
                                THIS PROSPECTUS.

                               PROSPECTUS SUMMARY


   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   America Asia Allocation Growth Fund (the "Fund") seeks to achieve long-term capital growth. There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective and Policies".

   WHAT ARE THE PERMITTED INVESTMENTS?

   The Fund intends to invest substantially all its assets in equity securities of companies located in the "Greater Asia Region", as well as in the United
States and Canada. The Adviser defines the "Greater Asia Region" to include China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, The Philippines, Singapore, South Korea, Taiwan and Thailand. The Fund will focus on both American and Asian companies that are expected to benefit from the development and growth of the economies of the countries located in the "Greater Asia Region". In addition, any company in which the Fund invests must, in the opinion of the Adviser, conduct business in accordance with the stated philosophy of the Fund. The Fund initially intends to invest most of its assets in common stocks and sponsored or unsponsored American Depository Receipts. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors".

   WHAT IS THE STATED PHILOSOPHY OF THE FUND?

   In addition to the fundamental investment objective of the Fund, the Adviser has established certain guidelines which currently prohibit the Fund from investing in companies that supply products or services that are harmful to humans or engage in labor practices that violate human rights. See "Investment Objective and Policies".

   WHAT PRIORITY INVESTMENT MAY THE FUND MAKE?

   The Adviser may give priority to investments in companies that meet its investment criteria and which demonstrate an effective employment of Asian American talent in management, science or technology. See "Investment Objective and Policies".

   WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND?

   The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate. Investing in the equity securities of foreign companies involves special risks and considerations not typically associated with investing in the equity securities of U.S. companies. The securities markets in the Greater Asia Region (with the exception of Japan) and other emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. There may be different accounting standards, differences in securities regulation, higher brokerage costs, currency exchange rate fluctuations and conversion costs, and less publicly available information about foreign companies and securities issued thereby. See "Investment Objective and Policies", "Risk Factors" and "Description of Permitted Investments and Risk Factors".

   WHO IS THE INVESTMENT ADVISER?

   SAGE/TSO Investment Management L.P. serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund".

   WHO IS THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT?


   American Data Services, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund".

   WHO IS THE DISTRIBUTOR?


   ADS Distributors , Inc. serves as the distributor of the Fund's shares. See "Management of the Fund".

   IS THERE A SALES LOAD?

   Purchases of Class A Shares are subject to a maximum sales charge of 5.00%. Class D Shares are not subject to a sales charge. Both classes of shares are subject to annual 12b-1 Plan expenses. See "The Distribution Plans" and "How to Purchase Shares".

   IS THERE A MINIMUM INVESTMENT?

   The minimum initial investment for Class A Shares is $5,000 ($2,000 for IRA and SEP accounts) and $200 for subsequent investments. The minimum initial investment for Class D Shares is $10,000 ($2,000 for IRA and SEP accounts) and $200 for subsequent investments.

   HOW DO I PURCHASE SHARES?

   Class D Shares are offered at net asset value per share to registered investment advisers on behalf of their clients. Class A Shares are offered at the net asset value per share plus a maximum initial sales charge of 5.00% of the offering price. See "How to Purchase Shares".

   HOW DO I REDEEM SHARES?

   Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares".

   HOW ARE DISTRIBUTIONS PAID?

   Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested. See "Dividends and Taxes".

                               EXPENSE SUMMARY


                                                                            Class A       Class D
                                                                            -------       -------

Shareholder Transaction Expenses:
 Maximum sales charge imposed on purchases (as a percentage of offering
  price) .................................................................  5.00%(1)      None
 Maximum sales charge imposed on reinvested dividends (as a percentage of
  offering price) ........................................................  None          None
 Deferred sales charge (as a percentage of original purchase price) ......  None          None
 Redemption fees (as a percentage of amount redeemed)(2) .................  None          None


(1)      Reduced  for  purchases  of  $100,000  and over.  See  "How to Purchase
         Shares".

(2) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

                                                          Class A    CLass D
                                                        ---------- ----------
Annual Fund Operating Expenses:
(as a percentage of average net assets)
 Advisory Fees (after fee waivers)(3) ................     0.00%      0.00%
 12b-1 Fees ..........................................     0.35%      0.35%
 Other Expenses ...................................        2.40%      2.40%
                                                        ---------- ----------
  Total Fund Operating Expenses (after fee waivers)(3)     2.75%      2.75%
                                                        ========== ==========

(3) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses so that the Fund's total operating expenses will not exceed 2.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such waivers, advisory fees for the Fund would be 2.00% and total operating expenses for the fiscal year ended September 30, 1997 would have been
         17.04 of the Fund's average daily net assets.


EXAMPLE

   Based on the level of expenses listed above, and (i) imposition of the maximum sales charge for Class A Shares, (ii) 5% annual return and (iii) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:


                                            Class A    Class D
                  1 Year ...........          $ 76       $28
                  3 Years ..........          $131       $85
                  5 Years ..........          $188       $145
                  10 Years .........          $343       $308



   The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund". The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table with respect to Class A Shares. However, certain investors may qualify for a reduced sales charge. See "How to Purchase Shares".

   Long-term holders of Class A Shares may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

                              FINANCIAL HIGHLIGHTS

The following sets forth information for American Asia Allocation Growth Fund of Sage/Tso Trust for the year ended September 30, 1997, which have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report on the September 30, 1997 financial statements appears in the Fund's Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1997 Annual Report to
Shareholders which are incorporated by reference into the Statement of Additional Information.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                              FINANCIAL HIGHLIGHTS

The following sets forth information for American Asia Allocation Growth Fund of Sage/Tso Trust for the year ended September 30, 1997, which have been derived from the Financial Statements audited by Price Waterhouse LLP, independent accountants, whose unqualified report on the September 30, 1997 financial statements appears in the Fund's Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1997 Annual Report to Shareholders which are incorporated by reference into the Statement of Additional Information.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                                      Class A Shares            Class D Shares
                                                                      For the Period            For the Period
                                                                     December 18, 1996          October 2, 1996
                                                                        through                      through
                                                                     September 30, 1997*        September 30, 1997*
                                                                     ------------------         ------------------

Net Asset Value, Beginning of Period............................     $      4.75                $        5.00

         Income from Investment Operations:
         Net investment loss....................................           (0.05)                       (0.05)
         Net gains on securities
           (both realized and unrealized).......................            0.35                         0.10
                                                                     -----------                 ------------
           Total from investment operations.....................            0.30                         0.05
                                                                     -----------                 ------------

Net Asset Value, End of Period..................................     $      5.05                $        5.05
                                                                     ===========                =============

Total Return^...................................................            6.32%(1)                     1.00%(1)

Ratios/Supplemental Data
         Net assets, end of period (in 000s)....................     $       352                $       1,690
         Ratio of expenses to average net assets:
             Before expense reimbursement.......................     $     17.04%(2)            $       17.04%(2)
             After expense reimbursement........................            2.75%                        2.75%(2)
         Ratio of net investment income to average net assets:
             Before expense reimbursement.......................          (15.66%)(2)                  (15.66%)(2)
             After expense reimbursement........................           (1.37%)(2)                   (1.37%)(2)
         Portfolio turnover rate................................          130.23%(1)                   130.23%(1)
         Average commission rate paid...........................     $    0.0414                       0.0414

* Commencement of investment operations.
^ Class A total return calculation does not reflect sales load.
1 Not Annualized.
2 Annualized.

THE TRUST AND THE FUND

   SAGE/TSO Trust (the "Trust") is an open-end, diversified management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently comprised of one series called America Asia Allocation Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A Shares and Class D Shares differ with respect to sales charges and minimum initial investment. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Fund is long-term capital growth. This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

   The Fund seeks maximum long-term capital growth by investing in the equity securities of companies located in the "Greater Asia Region", as well as in the United States and Canada. Under normal circumstances, the Fund will invest at least 65% of its total assets in such securities. The Adviser defines the "Greater Asia Region" to include China, Hong Kong, India, Indonesia, Japan,
Malaysia, Pakistan, The Philippines, Singapore, South Korea, Taiwan and Thailand. The Fund will focus on both American (United States and Canada) and Asian companies that are expected to benefit from the development and growth of the economies of the countries located in the "Greater Asia Region". The countries constituting the Greater Asia Region may be changed by the Board of Trustees without shareholder approval.

   In addition, among the companies that meet the Adviser's investment criteria, the Adviser has established guidelines that allow it to give priority to investing in companies that, in its opinion, show an effective employment of Asian American talent in management, science or technology. Among the companies that meet the Adviser's investment criteria, the Adviser may give priority to those that, in the Adviser's opinion, employ the talents of Asian Americans in an effective manner. For example, these companies may have been founded or may be managed by Asian Americans, or may utilize Asian Americans in important roles in the research and development of scientific or technological advances. The Board of Trustees may, from time to time, amend these priorities without shareholder approval.

   The Adviser also employs a specific philosophy in implementing the investment objective of the Fund pursuant to certain guidelines established by the Adviser. These guidelines prohibit the Fund from investing in companies that: (1) Supply products or services that are harmful to humans. For example, the Fund will not invest in companies that produce tobacco products, or (2) Engage in labor practices that violate human rights. For example, the Fund will not invest in companies that employ child labor. The Board of Trustees may, from time to time, amend these guidelines without shareholder approval.

   Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks and sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or Global Depository Receipts ("GDRs")(collectively "Depository Receipts"). Initially, the Fund intends to invest primarily in Depository Receipts or other similar securities representing an interest in securities of foreign issuers rather than directly in the stock of those companies. The Fund also intends to initially limit its purchase of non-U.S. stocks to those that may be purchased on U.S. stock markets.

   The Fund may also invest up to 35% of its total assets in other equity securities, U.S. government securities, short-term money market instruments (such as U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances) and repurchase agreements. Debt securities convertible into common stocks will be investment grade or, if unrated, will be of comparable quality as determined by the Adviser under the supervision of the Board of Trustees. See "Description of Permitted Investments and Risk Factors".

   The Fund will not limit its investments to any particular type of company. The Fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated and whose market value per share is thought to be undervalued. The Fund may invest in small relatively less well-known companies. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. See "Risk Factors".

   The Adviser will consider an issuer of securities to be located in the Greater Asia Region, United States or Canada to be those: (i) which are organized under the laws of a country in those regions; (ii) which derive at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in these regions or which have at least 50% of their assets situated in these regions; or (iii) for which the principal securities trading markets (including ADR's) are in these regions. The Adviser will determine if a company meets any one of the above criteria through fundamental research, review of existing public data on such companies, and through personal interviews and visits to such companies.

   There is no requirement that the Fund, at any given time, invest in any one particular country or in all of the countries listed above or in any other Asian countries. The Fund has no set policy for allocating investments between American and Asian companies, nor among the various countries in the Greater Asia Region. Allocation of investments among the various countries will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies in such countries.

   The Fund may engage in foreign currency exchange contracts to protect the value of its assets against future changes in the level of currency exchange rates. Although the Fund has no present intentions to engage in transactions involving the use of options and futures contracts, the Fund may engage in such transactions for purposes of increasing its investment return or hedging against market changes. The Fund may also buy and sell stock index futures contracts for hedging purposes. Such instruments are generally considered to be derivative securities. The total of all instruments deemed derivative in nature by the Adviser will generally not exceed 20% of total assets of the Fund. See "Risk Factors" and "Description of Permitted Investments and Risk Factors".

   For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. To the extent that the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.


   Although the Fund cannot accurately predict its portfolio turnover rate, under normal circumstances the portfolio turnover rate is not expected to exceed 100% per year. A portfolio turnover rate in excess of 100% may result in higher transaction costs to the Fund and may increase the amount of taxes payable by the Fund's shareholders. The Fund's portfolio turnover rate for the period ended September 30, 1997 was 130%


   For  a  further   discussion  of  the  Fund's  permitted   investments,   see
"Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT PROCESS

   The Adviser employs a "top-down" assessment approach of countries, regions and economies and a "bottom up" assessment approach of stocks within selected sectors. The Adviser's approach in selecting investments for the Fund is value driven. The best growth companies in both America and Asia will be considered for investment by applying sound fundamental and technical analysis. The best Asian American companies will also be considered for investment by the Adviser. The Adviser considers some of the best growth companies to be those with promising profit synergies, particularly those in America and Asia that have mutually beneficial business connections.

                                  RISK FACTORS

   Investments in securities of the Greater Asia Region may be subject to certain risks not typically associated with securities of U.S. issuers. Because of its emphasis on the Greater Asia Region, the Fund should be considered as a vehicle for diversification of investments and not as a balanced investment program. See "Description of Permitted Investments and Risk Factors". Although the Adviser has not previously provided investment advisory services to registered investment companies, the Adviser has been engaged in the investment advisory business and providing investment advice to individuals, trusts and retirement plans since 1992.

GREATER ASIA REGION'S ECONOMY

   In the past five years, the newly emerging securities markets in the Greater Asia Region have had strong economic growth which has been reflected in stronger market returns than those of Western Europe and the United States on average and have demonstrated significant growth in market capitalization, in numbers of listed securities and in volume of transactions. Over this same period, the underlying economies of the region have grown against a background of high savings rates and generally moderate inflation. There can be no assurance that this strong economic growth will continue over the long term. Please see the Statement of Additional Information under the Subheading "The Greater Asia Region" for a more detailed discussion.

GREATER ASIA REGION OPPORTUNITY

   The Adviser believes that in contrast to more developed economies, the newly industrialized countries of the Greater Asian Region are in an earlier, more dynamic growth state of their development. This growth has been characterized by, among other factors, low labor costs, strong demand from export markets for consumer products, high productivity, long work weeks, pro-business governments and a strong work ethic. Historically, South Korea, Hong Kong, Singapore and Taiwan have been examples of these traits. Today, however, the economies of Malaysia, Indonesia, Thailand, India, Australia, New Zealand, China and others are starting to exhibit many of these same characteristics and appear to be accelerating.

   The Adviser acknowledges the existence of potential political uncertainty in Asia that may impact on the liquidity and value of certain portfolio investments. Currently, the Adviser is monitoring jurisdictional disputes between the People's Republic of China and the Republic of China and between South Korea and North Korea. The Adviser is also monitoring events in Hong Kong. Hong Kong is a British colony which transferred sovereignty to the Peoples Republic of China in 1997. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise and has established stock exchanges of its own.


   The Adviser believes that these uncertainties, as of the date of this prospectus, will not have a long-term negative impact on the value of an investment in the Fund. The Adviser further believes that vigilant monitoring of events in the Greater Asia Region may mitigate a temporary period of instability.

   Many of the stock markets of the Greater Asia Region are either fully open for foreign investors or are in the process of opening. The Adviser believes that the opening of these markets offers particular opportunities for investment.

FOREIGN SECURITIES

   Investing in foreign securities generally involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign companies than in the U.S. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments. Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes, possible seizure, nationalization or expropriation of the foreign issuer, and the possible adoption of restrictions and exchange controls. Certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing.

SMALLER COMPANIES

   The Fund may invest in securities of all types of issuers, large or small, whose earnings are believed by the Adviser to be in a relatively strong growth trend or whose assets are substantially undervalued. Smaller companies often have limited product lines, markets or financial resources, or may depend on a limited management group. The securities of such companies may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

EMERGING MARKETS

   The risks of investing in foreign markets generally may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Investing in securities of issuers in the Greater Asia Region involves special risks. The Fund's investment focus in that region makes the Fund particularly subject to political, social, or economic conditions experienced in that region. Many of the countries in the Greater Asia Region constitute "developing" or "emerging" economies and markets. Risks of investing in such markets include: (i) less social, political, and economic stability;
(ii) smaller securities markets and lower trading volume, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

   The economies of many of the countries in which the Fund may invest may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

   The securities markets in the Greater Asia Region (with the exception of Japan) are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and the securities markets are susceptible to being influenced by larg7e investors trading significant blocks of securities.

RISK FACTORS ON DERIVATIVE INSTRUMENTS
OPTIONS AND FUTURES TRANSACTIONS

   The use of futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of index futures and options and movements in the prices of the underlying stock index or of the securities in the Fund's portfolio that are the subject of a hedge. Similarly, there may be imperfect correlations between movements in the prices of foreign currency futures contracts and options and movements in the prices of the underlying currency. The successful use of options and futures further depends on the Adviser's ability to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out its futures or options positions, and there can be no assurance that a liquid secondary market will exist for any future or option at any particular time. The Fund generally expects that its options and futures transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. See "Hedging and Derivatives" in the Statement of Additional Information for a more detailed description.

FORWARD FOREIGN CURRENCY CONTRACTS, CURRENCY OPTIONS AND CURRENCY FUTURES CONTRACTS

   In order to hedge against possible changes in the exchange rates of foreign currencies in relation to the U.S. dollar, the Fund may enter into forward currency exchange contracts and use options on foreign currencies, but only for the purpose of hedging. Forward foreign currency contracts involve obligations to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts to sell foreign currency provided that no more than 15% of the Fund's total assets would be required to purchase offsetting contracts. There is the risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged.

CURRENCY FACTORS

   In the event that the Fund invests a significant portion of its assets in foreign securities directly, the Fund's investment performance could be significantly affected by changes in foreign currency exchange rates. The value of the Fund's assets denominated in foreign currencies would increase or decrease in response to fluctuations in the value of these foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other political and economic conditions.

                            MANAGEMENT OF THE FUND
THE BOARD OF TRUSTEES

   The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.

THE INVESTMENT ADVISER

   SAGE/TSO Investment Management L.P. serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser is a successor to Strategic Investment Advisors, an SEC registered investment advisory firm owned solely by James C. Tso. Since 1992, Mr. Tso has provided investment advisory services to individuals and institutional clients and currently manages $10 million in assets. Mr. Tso serves as President and Chief Investment Officer of the Fund. The principal business address of the Adviser is 7799 Leesburg Pike, Suite 900, Falls Church, Virginia 22043.

   As the Fund's investment adviser, the Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by the Trustees of the Fund.


   For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 2.00% of the average daily net assets of the Fund. The investment advisory fee is higher than that paid by most investment companies, although the Adviser believes the fee to be comparable to that paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 2.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time, in its sole discretion. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and it will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.


PORTFOLIO MANAGEMENT

   James C. Tso, Chief Investment Officer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Since 1992 Mr. Tso has managed investment portfolios for clients and developed model portfolios consistent with the investment objectives of the Fund. Mr. Tso's thirty years of experience includes mergers and acquisitions and international banking and marketing investments. In addition, Mr. Tso has provided financial and estate planning to clients. He has a B.A. in Finance from New York University, an M.A. from Occidental College, and a J.D. from George Mason University. Since 1975, Mr. Tso has held leadership positions with various local and national Asian American organizations.


   Marcel Thevoz serves as Chief Portfolio Strategist for the Fund since the Fund's inception on October 2, 1996. Mr. Thevoz's experience in investments spans more than 40 years. Most recently, Mr. Thevoz served as Vice President and Chief Technical Analyst of Voss & Co., Inc., a regional stock brokerage firm located in Virginia. Mr. Thevoz also served as this firm's Director of Interna-tional Operations. His early professional work included several years with Brown Bros., Harriman & Co. and F.S. Smithers & Co. on Wall Street and with A.E. Ames Investment Co. in Toronto, Canada. He spent a number of years as a portfolio manager in a Swiss bank, later joining the overseas office of a well-known Wall Street firm in Geneva, Switzerland as head of its institutional accounts area. Mr. Thevoz received his MBA in economics from the University of Lausanne, Switzerland and is an active member of the Society of Market Technicians of Washington.

THE UNDERWRITER AND DISTRIBUTOR


   ADS Distributors, Inc., 101 Main Street, Suite E, Safety Harbor, Florida 34695, was engaged pursuant to an agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.


THE ADMINISTRATOR


   American Data Services, Inc. ("ADS"), which has its principal business address at 150 Motor Parkway, Suite 109, Happauge, New York 11788, serves as administrator of the Fund pursuant to an Administrative Services Agreement. Under the agreement, ADS receives an annual fee of $18,000 or 0.12% of the average daily net assets of the Fund, whichever is greater. The services that ADS provides to the Fund include: coordinating and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.


THE CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT


   Star Bank, 435 Walnut Street, Cincinnati, Ohio 45202 is custodian for the securities and cash of the Fund.

   ADS serves as the Fund's transfer agent. As a transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent at (888) BUY-GROW or (888) 289-4769 (foreign investors may call
(703) 847-6792).

   ADS also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.


FUND EXPENSES

   Each class of shares of the Fund will bear, pro rata, all of the common expenses of the Fund. Such expenses may include, but are not limited to ; management fees; legal expenses; audit fees; printing costs (e.g. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of the Fund will vary.

                             THE DISTRIBUTION PLANS

   The Board of Trustees of the Fund has adopted separate distribution plans for each class of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended

(collectively the "Distribution Plans", or individually a "Plan"). As provided in each Plan, each class of shares will pay an annual fee up to 0.35% of the respective classes' average daily net assets to ADS Distributors, Inc. ("ADS Distributors"), the Fund's distributor, as compensation for its services. From this amount, ADS Distributors may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the respective class of shares of the Fund or provide services with respect to both classes of shares of the Fund, pursuant to service agreements with the Fund. In addition, payments will be made to the Fund's Adviser. Each Plan is characterized as a compensation plan because the distribution fee will be paid to ADS Distributors as distributor without regard to the distribution or shareholder service expenses incurred by ADS Distributors or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plans, in accordance with its terms and within NASD rules concerning sales charges.

   The Fund may also execute brokerage or other agency transactions through an affiliate of the Adviser or through ADS Distributors for which the affiliate or ADS Distributors may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. However, subject to policies established by the Board of Trustees, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

   The fees paid to ADS Distributors under the Distribution Plans are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Distribution Plans at any time. All such payments made pursuant to the Distribution Plans shall be made for the purpose of selling shares issued by each respective class of shares. The distribution fee of one class will not be used to subsidize the sale of the other class of shares.


                             HOW TO PURCHASE SHARES
GENERAL


         The Fund offers two classes of shares to the general public on a continuous basis through the Fund's distributor, ADS Distributors, Inc. , either by mail or by telephone. Class A Shares are sold with an initial sales charge; Class D Shares are sold without an initial sales charge. Both classes of shares are subject to annual distribution expenses pursuant to Rule 12b-1. See "The Distribution Plans". Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

   Purchase orders for shares of the Fund that are received by American Data Services, Inc. ("ADS"), in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the public offering price determined on the following business day. When market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone, and investors may wish to place orders by mail.


   The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Adviser may waive the minimum initial investment requirement for any investor.

   Shareholders may purchase Class A Shares and Class D Shares of the Fund in one of the ways explained below.

PURCHASES BY MAIL

   Both classes of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "America Asia Allocation Growth Fund". The check or money order and application should be mailed to America Asia Allocation Growth Fund c/o American Data Services, Inc.,PO Box 5536, Happauge, New York 11788-0132 . If this is an initial purchase for Class A Shares, please send a minimum of $5,000 (or $2,000 for IRA and SEP accounts). If this is an initial purchase for Class D Shares, please send a minimum of $10,000 (or $2,000 for IRA and SEP accounts).

   Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to "America Asia Allocation Growth Fund", c/o American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132. Please enclose the stub of your account statement, and indicate the amount of the investment.


PURCHASES BY WIRE TRANSFER


   Before making an initial investment by wire, an investor must first telephone the transfer agent at (888) BUY-GROW or (888) 289-4769 (foreign investors may call (703) 847-6792) in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: American Data Services, Inc.,PO Box 5536, Happauge, New York 11788-0132. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:


                           Star Bank, N.A. Cinti/Trust
                                ABA # 0420-0001-3
                 FBO Attn: "America Asia Allocation Growth Fund"
                                 DDA # 488886177
                       Shareholder Name and Account Number



   Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

PURCHASES THROUGH BROKER-DEALERS

   The Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.


   Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by ADS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with ADS before 5:00 p.m. Eastern time.


SUBSEQUENT INVESTMENTS


   Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments for Class A Shares is $200 for all accounts. The minimum for subsequent investments for Class D Shares is $200 for all accounts. When making additional investments by mail, simply return the remittance portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "America Asia Allocation Growth Fund" and mailed to America Asia Allocation Growth Fund c/o American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132 . Orders to purchase shares are effective on the day ADS receives your check or money order.


   All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and ADS each reserve the right to reject any purchase order in whole or in part.

                           PURCHASE OF CLASS D SHARES


   Class D Shares of the Fund may be purchased by registered investment advisers on behalf of their clients at the net asset value next determined after receipt of a purchase order in proper form by the transfer agent. Shares may also be bought and sold through any securities dealer having a dealer agreement with ADS Distributors , the Fund's principal underwriter.


   The minimum initial investment for Class D Shares is $10,000 ($2,000 for IRA and SEP accounts) and subsequent purchases must be at least $200.

                           PURCHASE OF CLASS A SHARES


   Class A Shares of the Fund are offered at the public offering price which is the current net asset value per share next determined after receipt of a purchase order in proper form by the transfer agent, plus any applicable sales charge. The sales charge is a variable percentage of the offering price, depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. See "Reduced Sales Charges". Shares may also be bought and sold through any securities dealer having a dealer agreement with ADS Distributors , the Fund's principal underwriter.


   The minimum initial investment for Class A Shares is $5,000 ($2,000 for IRA and SEP accounts) and subsequent purchases must be at least $200.

   The following table shows the regular sales charge on Class A Shares of the Fund together with the reallowance paid to dealers and the agency commission paid to brokers, collectively the "commission":



                                                             SALES CHARGE
                                             SALES CHARGE         AS            REALLOWANCE AND
                                                  AS          PERCENTAGE           BROKERAGE
                                            PERCENTAGE OF   OF NET AMOUNT   COMMISSION AS PERCENTAGE
    CLASS A SHARES AMOUNT TO PURCHASE       OFFERING PRICE     INVESTED        OF OFFERING PRICE
    ---------------------------------       --------------     --------        -----------------
Less than $100,000 ......................        5.00%           5.26%               4.75%
$100,000 or more but less than $200,000 .        4.50%           4.71%               4.25%
$200,000 or more but less than $300,000 .        4.00%           4.17%               3.85%
$300,000 or more but less than $500,000          3.50%           3.63%               3.35%
$500,000 or more but less than
$1,000,000...............................        2.50%           2.56%               2.40%
$1,000,000 and over......................        1.50%           1.52%               1.45%


   The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor or a sub-distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are in addition to the commissions shown above. The Distributor or a sub-distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain financial institutions and intermediaries, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

REDUCED SALES CHARGES


   The sales charge for purchases of Class A Shares of the Fund may be reduced through Rights of Accumulation or a Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her distributor at the time of each purchase of shares which qualifies for the reduction.

RIGHTS OF ACCUMULATION

   A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned, with the dollar amount of shares to be purchased.

LETTER OF INTENT

   An investor of Class A Shares may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the transfer agent will hold shares representing 5.00% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.


   The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, and related plans of the same employer.


                              HOW TO REDEEM SHARES


   Shareholders of both classes of shares may redeem their shares of the Fund without being subject to a sales charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.


REDEMPTION BY MAIL

   Shareholders may redeem their shares by submitting a written request for redemption to America Asia Allocation Growth Fund c/o American Data Services, Inc., PO Box 5536, Hauppauge, New York, 11788-0132.

   A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $10,000. A signature guarantee is also required when a redemption request of any amount is sent to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

REDEMPTION BY TELEPHONE

   Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at
(888) BUY-GROW or (888) 289-4769 (foreign investors may call

(703) 847-6792) during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail".


   The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

   During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

GENERAL REDEMPTION INFORMATION

   A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (888) BUY-GROW or (888) 289-4769 (foreign investors may call (703) 847-6792).

   Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends redemption proceeds on the next business day, but, in any event, redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

   Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

   The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.


   Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.


   The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

   Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services at the time of redemption. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

TELEPHONE TRANSACTIONS

   Shareholders who wish to initiate redemption transactions by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone.

MINIMUM BALANCES

   Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.


                              SHAREHOLDER SERVICES

   The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

   Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $5,000 for Class A Shares or $10,000 for Class D Shares, and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100.

RETIREMENT PLANS


   The Fund is available for investment by pension and profit sharing plans including Traditional Individual Retirement Accounts, Roth, Education, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (888) BUY-GROW or (888) 289-4769 (foreign investors may call (703) 847-6792).

The Taxpayers Relief Act which was signed into law on August 5, 1997, impacts the traditional IRA and creates two additional types of IRAs.


Traditional (deductible) IRAs:

The Taxpayers Relief Act will gradually increase the adjusted gross income phaseouts for deductible IRAs over the next ten years. Married individuals may make deductible contributions even if spouses are active participants in an employer-sponsored plan. The 10% early withdrawal tax will not apply for up to $10,000 for first-time home purchases or education expenses.

Roth IRAs:

The Taxpayers Relief Act has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to Traditional IRAs. Certain income phaseouts apply.

Education IRAs:

The Taxpayers Relief Act has also created the new Education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contributions limits are $500 per account and certain income phaseouts apply.


                                 NET ASSET VALUE


   The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


   The net asset value per share of each class is computed by dividing the net assets attributable to a class of shares by the total number of outstanding shares for that class. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under direction, of the Board of Trustees.

   Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Listed securities which are traded by foreign investors in the Greater Asia Region in over-the-counter transactions are valued at prices at which it is expected that such securities may be sold, as determined in good faith by, or under the direction of, the Board of Trustees.

   Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

   Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

   Foreign currency exchange rates and prices of securities traded on foreign exchanges are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's net asset value on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by, or under the direction of, the Board of Trustees. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when shareholders have no access to the Fund.

   For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

   Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

                               DIVIDENDS AND TAXES

DIVIDENDS

   The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

   Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

TAXES


   The Fund is qualified, and intends to continue to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year,
(i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.


   An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

   For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

   Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

   Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

   The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

   Dividends and interest received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Fund intends to meet Code requirements, in order to pass through credit for such taxes, there can be no assurance that the Fund will be able to do so.

   Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.


THE TAXPAYERS RELIEF ACT

         The Taxpayers Relief Act, which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains.

Change in Rates:
         The Taxpayers Relief Act has lowered the tax rate for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%. Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains. Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.

Effective Dates:
         The rates which applied under prior law are effective for capital gains realized before May 7, 1997. Capital gains realized on or after May 7, 1997, but before July 29, 1997, will be subject to a 20% tax rate for assets held more than one year. These new tax rates, including the new mid-term category, apply for gains realized on or after July 29, 1997.

         Statements as to the tax status of distributions to shareholders will be mailed annually. If shareholders are not subject to Federal income taxes on their income, they are not required to pay Federal tax on amounts distributed to them. This section is not intended to be a complete discussion of all aspects of the Federal income tax law and its effect on shareholders. For other tax information, you may wish to consult your tax adviser.


                             PERFORMANCE INFORMATION

   Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Total return and yield are calculated separately for Class A Shares and Class D Shares.

   The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

   The performance of Class D Shares will normally be higher than for Class A Shares after giving effect to the sales charge which may be applicable to Class A Shares. Shareholders may obtain current performance information about the Fund by calling (888) AAA-JTSO or (888) 222-5876 or (703) 847-6792.

                               GENERAL INFORMATION

TRUSTEES AND OFFICERS OF THE FUND

   The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

DESCRIPTION OF SHARES


   The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus has been passed on by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800. All accounts will be maintained in book entry-form and no share certificates will be issued.


VOTING RIGHTS

   A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

SHAREHOLDER MEETINGS


   The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.


SHAREHOLDER REPORTS AND INQUIRIES

   The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o SAGE/TSO Investment Management L.P., 7799 Leesburg Pike, Suite 900, Falls Church, Virginia 22043, (888) AAA-JTSO or (888) 222-5876 or (703)
847-6792. Purchase and redemption transactions should be made through the transfer agent by calling (888) BUY-GROW or (888) 289-4769 (foreign investors may call (703) 847-6792).

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

   The following is a description of permitted investments for the Fund, and the associated risk factors:


ADRS AND EDRS - For many foreign securities, there are United States dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the Unites States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer's stock however, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository; whereas, an unsponsored facility may be established by a depository without participation by the issuer of the underlying security. Holders of the unsponsored depository receipts generally bear all the costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The Fund may also invest in European Depository Receipts ("EDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.


BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank or trust company. Bankers' acceptances are used by manufacturers and exporters to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

FIXED INCOME SECURITIES - Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

INVESTMENT COMPANIES - The Fund may invest in shares of other investment companies including foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may, as well, be subject to limitations under the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

INVESTMENT GRADE SECURITIES - Investment grade debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by the Adviser to such rated securities. Securities rated in the lowest category of investment grade are considered to have speculative characteristics.

FORWARD FOREIGN CURRENCY CONTRACTS, CURRENCY OPTIONS, AND CURRENCY FUTURES CONTRACTS - In order to hedge against possible changes in the exchange rates of foreign currencies in relation to the U.S. dollar, the Fund may enter into forward currency exchange contracts and use options on foreign currencies, but only for the purpose of hedging. Forward foreign currency contracts involve obligations to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts to sell foreign currency provided that no more than 15% of the Fund's total assets would be required to purchase offsetting contracts.

HEDGING - The Fund may engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance income. These strategies may, however, prove ineffective, in enhancing income and fail to produce any income for the Fund in certain instances. The Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on such hedging strategies. These strategies currently include the use of options, forward currency exchange contracts and futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed.


IDRS - IDRs (International Depository Receipts, also known as GDRs or Global Depository Receipts) are similar to ADRs except that they are bearer securities for investors or traders outside the United States, and for companies wishing to raise equity capital in securities markets outside the United States. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The Fund has no current intention to invest in unsponsored IDRs.


OPTIONS AND FUTURES - Although the Fund has no present intentions to engage in transactions involving the use of options and futures contracts, the Fund may engage in such transactions for purposes of increasing its investment return or hedging against market changes. The Fund may buy and sell stock index futures contracts for hedging purposes. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund realizes a gain or loss. The Fund may buy and sell call and put options and index futures or on stock indices in addition to or as an alternative to purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The Fund receives a premium for writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral, or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended, absent an exemption from registration.

U.S. GOVERNMENT SECURITIES - U.S. Government Securities include obligations issued by agencies or instrumentalities of the U.S. Government including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Maritime Administration, Small

Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank) and still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.


WARRANTS - Warrants are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

                               INVESTMENT ADVISER

                       SAGE/TSO Investment Management L.P.
                          7799 Leesburg Pike, Suite 900
                          Falls Church, Virginia 22043
                        (888) AAA-JTSO or (888) 222-5876
                                 (703) 847-6792

                                   UNDERWRITER


                             ADS Distributors, Inc.
                                 101 Main Street
                                     Suite E
                          Safety Harbor, Florida 34695

                              SHAREHOLDER SERVICES

                          American Data Services, Inc.
                                   PO Box 5536
                           Hauppauge, New York, 11788
                                (888) BUY-GROW or
                                 (888) 289-4769

                                    CUSTODIAN

                                    Star Bank
                                435 Walnut Street
                             Cincinnati, Ohio 45202

                                  LEGAL COUNSEL

                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                            Washington, DC 20036-1800

                                    AUDITORS

                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145

                  For Additional Information about America Asia
                          Allocation Growth Fund call:
                        (888) AAA-JTSO or (888) 222-5876

                              STAR BANK, CUSTODIAN
                   FOR AMERICA ASIA ALLOCATION GROWTH FUND
                         REQUEST FOR TRANSFER OF IRA


1. INVESTOR INFORMATION:

||||||||||||||||||||||||||||||||||||||||||||||||||||||
------------------------------------------------------
 First Name       Middle Initial         Last Name

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
--------------------------------------------------------------
 Address

||||||||||||||||||||||||    |||||     |||||||||||-|||||||||||
-----------------------     ----      -----------------------
     City                  State            Zip Code


  ||| |||||| |||||||             |||||||||||||||
  --- ------ -------             ---------------
Social Security Number            Date of  Birth

================================================================================
2. PREVIOUS TRUSTEE/CUSTODIAN INFORMATION:

||||||||||||||||||||||||||||||||||||||||||||||||||||||
------------------------------------------------------
 Name of Previous Trustee/Custodian

||||||||||||||||||||||||||||||||||||||||||||||||||||||
------------------------------------------------------
 Address

|||||||||||||||||||||||||||||||||-|||||||||||
---------------------------------------------
 Investor's Name           Account Number

Type of Account: [ ]Individual  [ ]Spousal       [ ]Rollover or Transfer  [ ]SEP
                 [ ]Roth IRA    [ ]Educational
                                                       [ ]Immediately
Type of Assets:  [ ]Mutual Fund [ ]Money Market  [ ]CD             [ ]Securities
                                                       [ ]At Maturity (date)
================================================================================
3. TRANSFER IRA INSTRUCTIONS:

[ ] This is a new IRA account. Individual Retirement Account Application must be attached.
[ ] Please deposit into my existing IRA account #:________________

AMOUNT TO BE TRANSFERRED:

[ ] Liquidate all assets from the above account and transfer the proceeds.
[ ] Liquidate $/%_______ from the above account and transfer the proceeds.

================================================================================
4. INVESTMENT SECTION: (MAKE CHECK PAYABLE TO THE FUND)

   The proceeds to be transferred should be invested in the following Funds(s):

                                                     Account Number
   Fund Name               Amount                 (if existing account)
   ---------               ------                    --------------
   Class A            $_________________        __________________________
   Class D            $_________________        __________________________
================================================================================
5. INVESTOR'S AUTHORIZATION: I have adopted an IRA with the institution named at the top of this request form as custodian. I understand that since this is a transfer from Custodian to Custodian, I will not be in receipt of my IRA assets.

----------------------------    -----------        -----------------------------
Signature of Participant        Date               Signature Guarantee

================================================================================
6. ACCEPTANCE: The above IRA Transfer is accepted by the institution named at the top of this request form as custodian.

----------------------------------------------------------------       ---------
Authorized Signature: American Data Services, Inc., Custodian's Agent    Date


  MAIL TO: AMERICAN DATA SERVICES, INC. P.O. BOX 5536, HAUPPAUGE, NY 11788-0132

                          Transferring IRA Accounts

Here are some helpful reminders:

1. If you need to make more than one transfer (multiple IRA accounts), please make photocopies of the IRA Account Transfer Form. Total of all IRA transfers and contributions must equal a minimum of $2000.

2. For brokerage or bank transfers, fill out a separate form for each account you're transferring. For mutual fund transfers, fill out one form for each mutual fund company. Each must have an original signature.

3. Attach a copy of the most recent statement for each account you are transferring.

4. Complete all sections of the Account Transfer Form.

5. If you are also opening a new IRA account with America Asia Allocation Growth Fund, enclose a completed IRA Account Application Form.

6. Return your statements and forms in the postage-paid envelope.

                        TO: STAR BANK, CUSTODIAN
                 FOR THE AMERICA ASIA ALLOCATION GROWTH FUND
                  INDIVIDUAL RETIREMENT ACCOUNT APPLICATION

1. REGISTRATION: (PLEASE PRINT - ONE NAME ONLY)

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
---------------------------------------------------------------
 First Name          Middle Initial          Last Name

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
---------------------------------------------------------------
 Address

||||||||||||||||||||||||    |||||     |||||||||||-|||||||||||
-----------------------     ----      -----------------------
     City                  State            Zip Code


  ||| |||||| |||||||             |||||||||||||||
  --- ------ -------             ---------------
Social Security Number            Date of  Birth

Telephone Number: (Daytime)____________   (Evening)____________
================================================================================
2. TYPE OF ACCOUNT: (CHECK ONE AS APPLICABLE)

   [ ] Regular IRA   $___________   [ ] Current  Year   [ ] Prior Year
   [ ] Spousal IRA   $___________   [ ] Current  Year   [ ] Prior Year
   [ ] Rollover IRA  $___________   (Do not combine with Regular IRA)
   [ ] IRA Transfer  $___________   (Please attach separate transfer form)
   [ ] SEP IRA       $___________   (Please include Employer name and address)
   [ ] ROTH IRA
   [ ] Educational IRA
--------------------------------------------------------------------------------
   Employer Name (SEP accounts only)

--------------------------------------------------------------------------------
   Employer Address
================================================================================

3. CONTRIBUTION: (Make Check Payable To Semper Trust Company/America Asia Allocation Growth Fund)

   YOUR IRA CONTRIBUTION MAY BE INVESTED IN ONE OR A COMBINATION OF:
   Class A (161/490)      $_______________
   Class D (161/790)      $_______________
================================================================================
4. DIVIDEND DISTRIBUTIONS: (ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED)
================================================================================
5. DESIGNATION OF BENEFICIARY:

PRIMARY BENEFICIARY

||||||||||||||||||||||||||||||||||||||||||||||||||||
----------------------------------------------------        ---------------
Name                                                          Relationship

||||||||||||||||||||||||||||||||||||||||||||||||||||
----------------------------------------------------
Address

  ||| |||||| |||||||             |||||||||||||||
  --- ------ -------             ---------------
Social Security Number            Date of  Birth


 SECONDARY BENEFICIARY(IES)

||||||||||||||||||||||||||||||||||||||||||||||||||||
----------------------------------------------------        ---------------
Name                                                          Relationship

||||||||||||||||||||||||||||||||||||||||||||||||||||
----------------------------------------------------
Address

  ||| |||||| |||||||             |||||||||||||||
  --- ------ -------             ---------------
Social Security Number            Date of  Birth

================================================================================
6. SIGNATURE AND CERTIFICATION:

   The undersigned hereby acknowledges receipt of and has read the Custodial Agreement, Disclosure Statement and Prospectus of the Fund(s) and hereby appoints Star Bank as Custodian; consents to Custodian's fees and terms of the Custodial Agreement.

   The following is required by Federal tax law to avoid 31% backup withholding:
   "By signing below, I certify under penalties of perjury that the social security number or tax I.D. number entered above is correct (or I am waiting for a number to be issued to me) and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." [ ]

   The Internal Revenue Services does not require your consent to any provisions of this document other than the certifications required to avoid back-up withholding.

   ------------------------------------               --------------------------
      Signature                                                  Date
================================================================================

7. ACCEPTANCE: Plan acceptance by the Custodian is evidenced by the statement confirmation issued by American Data Services, Inc. reflecting the investment of your monies in the selected fund(s).

                          Plan Administrator____________________________________

  MAIL TO: AMERICAN DATA SERVICES, INC. P.O. BOX 5536, HAUPPAUGE, NY 11788-0132
                           FOR INVESTMENT DEALER ONLY

|||||||||||||||||||||||||||||||        |||||||||||||||||||||||
-------------------------------        -----------------------
     Firm Name                             Branch/Branch #

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
--------------------------------------------------------------
     Branch Address

||||||||||||||||||||||||    |||||     |||||||||||-|||||||||||
-----------------------     ----      ----------   -----------
     City                  State            Zip       Code


||||||||||||||||   |||||||||||||||||||||   ||||||||||||||||||
----------------   ---------------------   ------------------       ------------
     Rep #             Rep's Last Name       Rep's First Name       Phone number

     --------------------------------------------
     Rep's Address if different than Branch

================================================================================

                                       AAA

                                      LOGO

                      AUTOMATIC INVESTMENT PLAN APPLICATION

--------------------------------------------------------------------------------
                                HOW DOES IT WORK?


1. American Data Services, Inc., through our bank, Star Bank, NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($100 or more) that you would like to invest regularly and your debit for this amount will be processed by American Data Services, Inc. as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.


                               HOW DO I SET IT UP?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.
2. Mark one of your personal checks VOID, attach it to the forms below and mail to American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132.
3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.


                                  AUTHORIZATION


TO: American Data Services, Inc.
    P.O. Box 5536
    Hauppauge, NY 11788-0132

Please  start an Automatic  Investment Plan for me and invest  -------------- on
                                                              ($100 or more)
the[ ] 10th [ ] 15th [ ] 20th of each month, in shares of "America Asia Allocation Growth Fund"

Check one:
[ ] I am in the process of establishing an account.
or
[ ] My account number is: ------------------------------------------------------

--------------------------------------------------------------------------------
Name as account is registered

--------------------------------------------------------------------------------
Street

--------------------------------------------------------------------------------
City                               State                       Zip + ext.

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, American Data Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, American Data Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by American Data Services, Inc. upon 30-days written notice or at any time by the investor by written notice to American Data Services, Inc. which is received not later than 5 business days prior to the above designed investment date.


        Signature(s):   -------------------------------------------------

                        -------------------------------------------------

                      AUTOMATIC INVESTMENT PLAN APPLICATION
--------------------------------------------------------------------------------
                         BANK REQUEST AND AUTHORIZATION


TO: --------------------------------------     ---------------------------------
             Name of Your Bank                    Bank Checking Account Number

   -----------------------------------------------------------------------------
   Address of Bank or Branch Where Account is Maintained

   ABA Number (9 digits) -------------------------------------------------------

   Bank Account owner ----------------------------------------------------------

   Bank Account Joint owner ----------------------------------------------------


As a convenience to me, please honor ACH debits on my account drawn by American Data Services, Inc., Star Bank, NA and payable to "America Asia Allocation Growth Fund."

I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debit.

I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

DEPOSITOR'S -------------------------------------------------------------------
                  Signature of Bank Depositor(s) as shown on bank records.

NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.


                            INDEMNIFICATION AGREEMENT

TO: The bank named above

So that you may comply with your Depositor's request and authorization, "America Asia Allocation Growth Fund" agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by American Data Services, Inc. to the order of "America Asia Allocation Growth Fund" designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. "America Asia Allocation Growth Fund" will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to American Data Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

                                       AAA

                                      LOGO

                       ACCOUNT APPLICATION FORM -- CLASS A
        CLASS A SHARES ONLY SOLD THROUGH NASD REGISTERED REPRESENTATIVES
================================================================================

A. INITIAL INVESTMENT
   INDICATE AMOUNT OF INVESTMENT:
   The minimum initial investment is $5,000 and subsequent purchases must be at least $200.

   Amount of investment: $_________     [ ] Enclosed is my check (payable to America Asia Allocation Growth Fund)
                                        [ ] Bank wire sent (Instructions to be provided upon establishment of account)

================================================================================
B. REGISTRATION (Please print)
   (Complete one)

[ ]  INDIVIDUAL (USE LINE 1)   [ ] JOINT ACCOUNT (USE LINES 1 & 2)
[ ] GIFT/TRANSFER TO MINOR (USE LINES 3, 4, & 5) [ ] CORPORATION, PARTNERSHIPS, TRUSTS AND OTHERS (USE LINES 6 & 7)
     ---------------------------------------------------------------------------
     1. Individual     First Name        Initial       Last name

                       ---------------------------------------------------------
                       Social Security number     U.S. Citizen? [ ] Yes [ ] No

     ---------------------------------------------------------------------------
     2. Joint Tenant   First Name        Initial       Last name


                      ----------------------------------------------------------
                      Social Security number      U.S. Citizen? [ ] Yes [ ] No
                                                  Country of Citizenship _______

                      ----------------------------------------------------------
                      Check one: [ ] Joint Tenancy (Right of Survivorship)
                      [ ] Tenants in Common   (if none elected -- JTWROS)

     ---------------------------------------------------------------------------
     3. Uniform Gift/            Custodian's name
        Transfer to Minor                               is the custodian for

                      ----------------------------------------------------------
     4. Minor's Name  Minor's name                      under the

                      ----------------------------------------------------------
     5. State         Name of State         Uniform Gift/Transfer to Minor Act

                      ----------------------------------------------------------
                      Minor's Social Security number



     ---------------------------------------------------------------------------
     6. Corporations,  Corporation or Entity name      Please attach a copy
        Partnerships,                                  of a Corporate Resolution
        Trusts, and
        Others
                      ----------------------------------------------------------
                      Tax ID number

                      ----------------------------------------------------------
    7. Type of Registration [ ]Corporation   [ ]Partnership   [ ]Trust
                            [ ]Other sponsored IRA and Retirement Plans [ ]Other

                      Trustees Contact ------------------
================================================================================
                      Street or P.O. Box      City       State    Zip Code
C. MAILING ADDRESS
                      ----------------------------------------------------------
                      Home Telephone   Country of residence    Daytime Telephone

                      ----------------------------------------------------------
   Duplicate          Street or P.O. Box      City       State    Zip Code
   Confirmation
   Statement sent to: ----------------------------------------------------------
                      Home Telephone                           Daytime Telephone

                      ----------------------------------------------------------

[ ] Please check here if this is a modification to an existing account.
                   Existing account number: --------------------------
================================================================================
D. DIVIDEND OPTIONS
Check one only: if none are checked all dividend income and capital gains, if any, will be reinvested.

[ ] All dividend income and capital gains reinvested.       [ ] Dividend income paid by check and capital gains reinvested.
[ ] All dividend income and capital gains paid by check.

E. LETTER OF INTENT/RIGHTS OF ACCUMULATION
   LETTER OF INTENT

[ ] I intend to purchase, although I am not obligated to do so, shares of the fund within a 13-month period which, together with the total asset value of shares owned, will aggregate at least (check one):
[ ]$100,000      [ ]  $200,000      [ ]$300,000
[ ]$500,000      [ ]$1,000,000

I agree to the terms and conditions, including the escrow provisions described in the fund's current prospectus which I have received and read.

  RIGHTS OF ACCUMULATION

I would like to apply Rights of Accumulation, if available, to my purchases of Fund shares. I understand that the exercise of these rights is subject to confirmation of my holdings by the Fund's transfer agent, American Data Services, Inc. ("ADS"). I agree to notify ADS of my desire to apply these rights at the time of purchase and to provide the account numbers, names and relationships of each person to me.

--------------------------------------------------------------------------------
Fund Account Title                                           Fund Account Number

================================================================================
F. TELEPHONE PRIVILEGE
Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account. I (We) authorize ADS to act upon instructions received by telephone from me (us) to redeem shares. Neither the Fund nor American Data Services will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided personal check and complete below.


                Bank Name                          Branch Office (if applicable)
                ----------------------------------------------------------------

                Bank Address        City       State              Zip Code
                ----------------------------------------------------------------

                Bank Wire Routing Number                     Bank Account Number
                ----------------------------------------------------------------

================================================================================
G. CUSTOMER AGREEMENT
1. I (We) have full right, power, authority and legal capacity, and am (are) of legal age in my (our) state of residence to purchase shares of the Fund. I (we) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms. I (we) understand the investment objectives and program, and have determined that the fund is a suitable investment, based upon my (our) investment needs and financial situation. I (we) agree that ADS or any of their affiliate officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.
2. I (we) understand and acknowledge that a return on the selected fund(s) is not guaranteed.
3. This agreement shall be governed by the laws of the State of New York.
================================================================================
H. SIGNATURES
TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY, I
(WE) CERTIFY THE FOLLOWING:
1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR) CORRECT TAX IDENTIFICATION NUMBER.
2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACK-UP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICES HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO BACK-UP WITHHOLDING.

THE INTERNAL  REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF
THIS  DOCUMENT  OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACK-UP
WITHHOLDING.

----------------------------------------------        -------------------------
                  SIGNATURE                                      DATE

--------------------------------------------------------------------------------
AND BACK-UP  INDIVIDUAL (OR CUSTODIAN)       DATE     JOINT REGISTRATION, IF ANY
WITHHOLDING
            --------------------------------------------------------------------
            CORPORATE OFFICER, PARTNER,      DATE       TITLE
            TRUSTEE, ETC.
            --------------------------------------------------------------------
[ ] CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACK-
    UP WITHHOLDING.
================================================================================
Mail completed application forms to:
        AMERICA ASIA ALLOCATION GROWTH FUND
        P.O. BOX 5536
        HAUPPAUGE, PA 11788-0132

        For assistance call: (888) BUY-GROW or (888) 289-4769

        For non U.S. investors call: (703) 847-6792
================================================================================
                           FOR NASD BROKER DEALER ONLY

|||||||||||||||||||||||||||||||        |||||||||||||||||||||||
-------------------------------        -----------------------
     Firm Name                             Branch/Branch #

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
--------------------------------------------------------------
     Branch Address

||||||||||||||||||||||||    |||||     |||||||||||   |||||||||||
-----------------------     ----      ----------    -----------
     City                  State            Zip        Code


||||||||||||||||   |||||||||||||||||||||   ||||||||||||||||||
----------------   ---------------------   ------------------       ------------
     Rep #             Rep's Last Name       Rep's First Name       Phone number

     --------------------------------------------
     Rep's Address if different than Branch

                                       AAA

                                      LOGO

                       ACCOUNT APPLICATION FORM -- CLASS D
              CLASS D SHARES ONLY SOLD THROUGH INVESTMENT ADVISORS
================================================================================
A. INITIAL INVESTMENT
   INDICATE AMOUNT OF INVESTMENT:
   The minimum initial investment is $10,000 and subsequent purchases must be at least $200.

   Amount of investment: $_________     [ ] Enclosed is my check (payable to America Asia Allocation Growth Fund)
                                        [ ] Bank wire sent (Instructions to be provided upon establishment of account)

================================================================================
B. REGISTRATION (Please print)
   (Complete one)

[ ]  INDIVIDUAL (USE LINE 1)   [ ] JOINT ACCOUNT (USE LINES 1 & 2)
[ ]  GIFT/TRANSFER TO MINOR (USE LINES 3, 4, & 5) [ ] CORPORATION, PARTNERSHIPS,
                                                      TRUSTS AND OTHERS (USE
                                                      LINES 6 & 7)
     ---------------------------------------------------------------------------
     1. Individual     First Name        Initial       Last name

                       ---------------------------------------------------------
                       Social Security number     U.S. Citizen? [ ] Yes [ ] No

     ---------------------------------------------------------------------------
     2. Joint Tenant   First Name        Initial       Last name


                      ----------------------------------------------------------
                      Social Security number      U.S. Citizen? [ ] Yes [ ] No
                                                  Country of Citizenship _______

                      ----------------------------------------------------------
                      Check one: [ ] Joint Tenancy (Right of Survivorship)
                      [ ] Tenants in Common

     ---------------------------------------------------------------------------
     3. Uniform Gift/            Custodian's name
        Transfer to Minor                               is the custodian for

                      ----------------------------------------------------------
     4. Minor's Name  Minor's name                    under the

                      ----------------------------------------------------------
     5. State         Name of State         Uniform Gift/Transfer to Minor Act

                      ----------------------------------------------------------
                      Minor's Social Security number
     ---------------------------------------------------------------------------

     6. Corporations,  Corporation or Entity name      Please attach a copy
        Partnerships,                                  of a Corporate Resolution
        Trusts, and
        and Others
                      ----------------------------------------------------------
                      Tax ID number

                      ----------------------------------------------------------
    7. Type of Registration [ ]Corporation   [ ]Partnership
                            [ ]Other sponsored IRA and Retirement Plans [ ]Other

                      Street or P.O. Box      City       State    Zip Code
C. MAILING ADDRESS
                      ----------------------------------------------------------
                      Home Telephone   Country of residence    Daytime Telephone

                      ----------------------------------------------------------
   Duplicate          Street or P.O. Box      City       State    Zip Code
   Confirmation
   Statement sent to: ----------------------------------------------------------
                      Home Telephone                           Daytime Telephone

                      ----------------------------------------------------------

[ ] Please check here if this is a modification to an existing account.
                   Existing account number: --------------------------
================================================================================
D. DIVIDEND OPTIONS
Check one only: if none are checked all dividend income and capital gains, if any, will be reinvested.

[ ] All dividend income and capital gains reinvested.       [ ] Dividend income paid by check and capital gains reinvested.
[ ] All dividend income and capital gains paid by check.

================================================================================
E. TELEPHONE PRIVILEGE
Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account.
I (we) authorize American Data Services to act upon instructions received by telephone from me (us) to redeem shares. Neither the fund nor American Data Services will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided personal check and complete below.


                Bank Name                          Branch Office (if applicable)
                ----------------------------------------------------------------

                Bank Address        City       State              Zip Code
                ----------------------------------------------------------------

                Bank Wire Routing Number                     Bank Account Number
                ----------------------------------------------------------------
================================================================================
F. CUSTOMER AGREEMENT

1. I (we) have full right, power, authority and legal capacity, and am (are) of legal age in my (our) state of residence to purchase shares of the Fund. I (We) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms. I (We) understand the investment objectives and program, and have determined that the Fund is a suitable investment, based upon my (our) investment needs and financial situation. I (we) agree that American Data Services or any of their affiliate officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.
2. I (We) understand and acknowledge that a return on the selected fund(s) is not guaranteed.
3. This Agreement shall be governed by the laws of the State of New York.
================================================================================
G. SIGNATURES
TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY, I
(WE) CERTIFY THE FOLLOWING:
1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR) CORRECT TAX IDENTIFICATION NUMBER.
2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACK-UP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICES HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO BACK-UP WITHHOLDING.

THE INTERNAL  REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF
THIS  DOCUMENT  OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACK-UP
WITHHOLDING.

----------------------------------------------        -------------------------
                  SIGNATURE                                      DATE

--------------------------------------------------------------------------------
AND BACK-UP  INDIVIDUAL (OR CUSTODIAN)       DATE     JOINT REGISTRATION, IF ANY
WITHHOLDING
            --------------------------------------------------------------------
            CORPORATE OFFICER, PARTNER,      DATE       TITLE
            TRUSTEE, ETC.
            --------------------------------------------------------------------
[ ] CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACK-
    UP WITHHOLDING.
================================================================================
Mail completed application forms to:
        AMERICA ASIA ALLOCATION GROWTH FUND
        P.O. BOX 5536
        HAUPPAUGE, PA 11788-0132

        For assistance call: (888) BUY-GROW or (888) 289-4769

        For non U.S. investors call: (703) 847-6792
================================================================================
                           FOR NASD BROKER DEALER ONLY

|||||||||||||||||||||||||||||||        |||||||||||||||||||||||
-------------------------------        -----------------------
     Firm Name                             Branch/Branch #

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
--------------------------------------------------------------
     Branch Address

||||||||||||||||||||||||    |||||     |||||||||||- |||||||||||
-----------------------     ----      ----------   -----------
     City                  State            Zip        Code


||||||||||||||||   |||||||||||||||||||||   ||||||||||||||||||
----------------   ---------------------   ------------------       ------------
     Rep #             Rep's Last Name       Rep's First Name       Phone number

     --------------------------------------------
     Rep's Address if different than Branch

                                 SAGE/TSO TRUST


                       AMERICA ASIA ALLOCATION GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                 JANUARY 1, 1998




--------------------------------------------------------------------------------





This Statement of Additional Information dated January 1, 1998 is not a prospectus but should be read in conjunction with the Prospectus describing Class A Shares and Class D Shares of the America Asia Allocation Growth Fund (the "Fund") dated January 1, 1998 . The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from SAGE/TSO Investment Management L.P. (the "Adviser") at the address and telephone numbers below.




UNDERWRITER:                                                            ADVISER:


ADS Distributors, Inc.                       SAGE/TSO Investment Management L.P.
101 Main Street, Suite E                           7799 Leesburg Pike, Suite 610
Safety Harbor, Florida 34695                              Vienna, Virginia 22182
(888) 289-4769                                                    (888) AAA-5876
(813) 725-8711                                                    (703) 356-3720


      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION
        OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST
  NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR.
           THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST
    OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
                                LAWFULLY BE MADE.

                                TABLE OF CONTENTS
                                                                            Page
The Trust and the Fund.....................................................

The Greater Asia Region....................................................

Investment Policies and Techniques.........................................
   American Depository Receipts............................................
   Convertible Securities..................................................
   Foreign Securities......................................................
   Hedging and Derivatives.................................................
   Repurchase Agreements...................................................
   Loans of Portfolio Securities...........................................
   Illiquid Securities.....................................................
   Rule 144A Securities....................................................
   Other Investments.......................................................

Investment Restrictions....................................................

Investment Advisory and Other Services
   Investment Advisory Agreement...........................................
   Administrator...........................................................
   Underwriter.............................................................
   Distributor.............................................................

Trustees and Officers......................................................

Principal Shareholders.....................................................

Net Asset Value............................................................

Taxes......................................................................
   Federal Income Tax......................................................
   Foreign Taxes...........................................................

Portfolio Transactions.....................................................

Performance Information
   In General..............................................................
   Total Return Calculation................................................
   Yield Calculation.......................................................
   Performance and Advertisements .........................................

Other Information
   Shareholder Liability...................................................
   Limitations on Trustees' Liability......................................
   Legal Counsel...........................................................
   Independent Accountants.................................................
   Reports to Shareholders.................................................

Financial Statements.......................................................

                             THE TRUST AND THE FUND


This Statement of Additional Information relates to America Asia Allocation Growth Fund (the "Fund"), a separate series of SAGE/TSO Trust (the "Trust"), a diversified, open-end management company established on February 9, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through two separate classes: Class A Shares and Class D Shares.


                             THE GREATER ASIA REGION

The Adviser believes that the rapidly growing economies in the Greater Asia Region offer attractive opportunities for investment. The newly industrialized nations of this region are in an earlier, more dynamic growth stage of their development. The Adviser believes that continued growth opportunities exist due to structural changes taking place throughout the region. The relaxation of trade barriers and the freer movement of capital are increasing the flow of commerce within the region and fostering economic independence. As capital investment increases, many of the Greater Asian Region countries are developing more efficient capital markets for investment.

The following countries in the Greater Asia Region are designated as emerging or less developed countries: India, The Philippines, Indonesia, Singapore, Malaysia, Taiwan, Thailand and China. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. In these countries, the Fund effectively may invest through investment funds subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies.

The Chinese, Hong Kong and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. China governmental actions can have a significant effect on the economic conditions in the Greater Asia Region, which could adversely affect the value and liquidity of the Fund's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

China and certain of the other Greater Asia Region countries do not have comprehensive systems of laws, although substantial changes have occurred in China in this regard in recent years. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Greater Asia Region countries.

                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

AMERICAN DEPOSITORY RECEIPTS
The Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADR facilities may be established as either "unsponsored" or "sponsored". While ADRs issued under these two types of facilities are similar in some respects, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

FOREIGN SECURITIES
Investments in securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also have higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those regarding domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.


                             HEDGING AND DERIVATIVES
FUTURES TRANSACTIONS
Although the Fund may enter into futures transactions for the purchase or sale for future delivery of securities, the Fund does not have the current intention of doing so in the foreseeable future. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Fund may enter into futures transactions on U.S. or foreign exchanges or boards of trade. In the United States, futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.


The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS
The Fund may enter into futures contracts provided that such obligations represent no more than 15% of the Fund's net assets. Under the Commodity Exchange Act, the Fund may enter into futures transactions for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS
Although the Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated, the Fund does not currently intend to use such hedging strategies in the foreseeable future. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS
A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The Fund also may use forward currency contracts for "cross-hedging." Under this strategy, the Fund would increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or the Fund would shift its exposure to foreign currency fluctuations from one country to another.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (2) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

OPTIONS
The Fund may buy put and call options and write covered call and secured put options but has no current intention of actively engaging in such transactions. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.


The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

PURCHASING CALL OPTIONS
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

COVERED CALL WRITING
Although the Fund may write covered call options from time to time on portions of its portfolio, the Fund does not have the current intention of doing so in the foreseeable future. The Fund may write covered call options, without limit, as the Adviser determines is appropriate in pursuing the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation. The Fund's obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

PURCHASING PUT OPTIONS
Although the Fund may invest up to 10% of its total assets in the purchase of put options, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidate its position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS
Although the Fund may also write put options on a secured basis, the Fund does not have the current intention of doing so in the foreseeable future. Writing put options on a secured basis means that the Fund will maintain in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

FOREIGN CURRENCY TRANSACTIONS
Although the Fund values its assets daily in U.S. dollars, it is not required to convert its holdings of foreign currencies to U.S. dollars on a daily basis. The Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Fund could suffer a loss of some or all of the amounts deposited. The Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread", which is the difference between the prices at which the dealers are buying and selling foreign currencies.

REPURCHASE AGREEMENTS
The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").


The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.


The Fund may invest in repurchase agreements with foreign parties or a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund. Furthermore, foreign repurchase agreements generally involve greater risks than repurchase agreements made in the United States.

LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

RULE 144A SECURITIES
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investments.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 10% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS" in the Prospectus, the Fund may not:

                  1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

                  2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

                  3 issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 331/3 of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

                  4. make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

                  5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

                  6. purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

                  7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts.

The following investment limitations are not fundamental and may be changed without shareholder approval:

                  (i) The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts or swap transactions.

                  (ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts or swap transactions.

                  (iii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

                  (iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

                  (v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

                  (vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

                  (vii) The Fund does not currently intend to purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or of its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and Trustees of the Fund or of its investment manager who own more than 1/2 of 1%, own in the aggregate more than 5% of the outstanding securities of such issuer.

                  (viii) The Fund does not currently intend to invest more than 10% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. To comply with certain state securities restrictions, the Fund will not invest more than 5% of its total assets in securities of such issuers; however, if these restrictions are loosened, the Fund reserves the right to invest up to 10% of its total assets in securities of such issuers without advance notice to shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT
The Fund and the Adviser have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Investment Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess.

If the Fund is registered in California, and to the extent that the Fund purchases securities of open-end investment companies, the Adviser will waive its advisory fee on that portion of the Fund's assets invested in such securities.


For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 2.00% of the daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and/or reimburse expenses of the Fund to limit net operating expenses to an annual rate of not more than 2.75% of the Fund's average daily net assets. For the period October 2, 1996 (commencement of operations) through September 30, 1997, the Advisor agreed to waive advisory fees of $31,511 and reimburse the Fund for expenses totaling $193,690.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (I) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.




ADMINISTRATOR
American Data Services, 150 Motor Parkway, Suite 109 Hauppauge, New York 11788 (the "ADS" or the Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof, and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


Pursuant to this Administrative Services Agreement, ADS receives an annual fee of $18,000 or 0.12% of the average daily net assets of the Fund, whichever is greater. For the period October 2, 1996 (commencement of operations) through September 30, 1997, the Trust paid the former administrator FPS Services Inc., $63,463 for Administration fees.


UNDERWRITER
ADS Distributors, Inc., 101 Main Street, Suite E, Safety Harbor, Florida 34695, has been engaged pursuant to an agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

DISTRIBUTOR
ADS Distributors, Inc. ("ADS Distributors"), also serves as the distributor pursuant to a Distribution Agreement (the "Distribution Agreement") which applies to Class A and Class D shares of the Fund.

Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class A Shares, to ADS Distributors as compensation for its services. As provided in the Distribution Plan for Class D Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class D Shares, to ADS Distributors as compensation for its services. From this amount, ADS Distributors may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plans are characterized as compensation plans because the distribution fee will be paid to ADS Distributors as distributor without regard to the distribution or shareholder service expenses incurred by ADS Distributors or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plans in accordance with their terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the members of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Distribution Plans of in any agreements related to the Distribution Plans, (the "Rule 12b-1 Trustees") , cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Distribution Plans. The Distribution Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Distribution Plan will automatically terminate in the event of its assignment. Pursuant to each Distribution Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

For the period October 2, 1996 (commencement of operations) through September 30, 1997 the Fund reimbursed FPS Broker Services, Inc., as distributor, $5,515 for distribution costs incurred. All of costs were associated with the distribution of the Class A and Class D Shares of the Fund.


                              TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Fund is set forth below.





NAME AND ADDRESS          Age       POSITION           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------          ---       --------           -------------------------------------------

James C. Tso *            50        Chairman and       Private investor; President and registered investment
8027 Leesburg                       President          advisor of Strategic Investment Advisors since 1992; Prior
Pike, Suite  610                                       thereto, President of Capital Finance Group (1989-1992);
Vienna, VA  22182                                      Member of the Virginia State Bar Association since 1984;
                                                       and Independent Consultant to Capital area firms on
                                                       strategic   planning  and   implementation   focusing  on
                                                       mergers,  venture  capital and  corporate  finance  since
                                                       1981.


William L.Fang            46        Trustee            Deputy General Counsel of the Edison  Electric  Institute
6838 Camus Place                                       ("EEI")  since 1996;  Various  other
Springfield, VA 22152                                  employment  positions with EEI since 1982.



                                       11




NAME AND ADDRESS              Age       POSITION       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------              ---       --------       -------------------------------------------

Patricia A. Shelton           46        Trustee        President of PRAMM Consulting Group, Inc., a research,
11790 Great Owl Circle                                 management consulting and marketing firm, since 1993.
Reston, VA 20194

Jason J. Ahn                  34        Trustee        Senior Manager LCI International since October 1997;
14201 Upper Ridge Ct.                                  prior thereto, Manager, MCI 1994-1997; prior thereto,
Centerville, VA 20121                                  Manager, Hampton Hill 1992-1994.



                               COMPENSATION TABLE
                              TRUSTEES AND OFFICERS




                                             AGGREGATE COMPENSATION                     TOTAL COMPENSATION FROM
                                                FROM TRUST FOR                          TRUST AND FUND COMPLEX
NAME OF TRUSTEE                          FISCAL YEAR ENDED SEPTEMBER 30                    PAID TO TRUSTEES1
---------------                          ------------------------------                    -----------------
                                                      1997
                                                  ------------
James C. Tso *                                         $0                                          $0
William L. Fang                                        $0                                          $0
Dr. Stuart S. Malawer**                                $0                                          $0

Dr. John N. Paden**                                $1,500                                       $1500
Patricia A. Shelton                                $1,500                                       $1500
Jason J. Ahn                                           $0                                          $0


*      This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

**     This Trustee resigned effective September 25, 1997.

1 This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1997.


No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $2,000 per year and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

                             PRINCIPAL SHAREHOLDERS
                                [WILL BE UPDATED]


As of December 2, 1997, the officers and Trustees of the Trust, together as a group, owned beneficially 60,422 shares (15%) of the Fund. As of December 2, 1997, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of each class and of the Fund:

CLASS A

NAME & ADDRESS                    PERCENTAGE OF CLASS         PERCENTAGE OF FUND
--------------                    -------------------         ------------------
Retirement Accounts & Co.               38.52%                       6.51%
CUST Jon Ottilie
Denver, CO

Florence R. MacDonald                    9.14%                       N/A
Hagerstown, MD

Margaret A. Cavanaugh                    5.86%                       N/A
Arlington, VA

Retirement Accounts & Co.                5.78%                       N/A
FBO Ernest R Warner Jr.
Denver, CO

CLASS D

NAME & ADDRESS                    PERCENTAGE OF CLASS         PERCENTAGE OF FUND
Semper Trust c/o Jim C. Tso             11.61%                       9.65%
Reston, VA

Stemple Family Ltd. Partnership          8.93%                       7.43%
White Stone, VA

James & Yvonne Tso                       6.00%                       5.02%
Reston, VA

Yvonne Tso                               5.95%                       N/A
Reston, VA

Semper Trust c/o Harry L. Stemple        5.95%                       5.07%
White Stone, VA

Semper Trust c/o George E. Fulcher       5.14%                       N/A
Annandale, VA


                                 NET ASSET VALUE

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the net assets attributable to a class of shares by the total number of outstanding shares for that class.

Each class of the Fund will bear, pro rata, all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such class.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's

Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


The calculation of the Fund's net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund's shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

                                      TAXES


The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U. S. withholding tax.


FEDERAL INCOME TAX
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Fund qualifies and intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RlCs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii ) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RlCs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the

Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.


In certain cases, the Fund will be required to withhold, and remit to the U. S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.


If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

FOREIGN TAXES
Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Fund intends to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of the Fund's total assets are invested in securities of foreign issuers.

                             PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                             PERFORMANCE INFORMATION
IN GENERAL
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information will be calculated for Class A Shares and Class D Shares of the Fund and will vary due to the effect of expense ratios on the performance calculations.

TOTAL RETURN CALCULATION
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                      ERV = P (1 + T)n

    Where:  ERV = ending redeemable value at the end of the period   covered
                  by the computation of a hypothetical $1,000 payment made at the beginning of the period.

            P = hypothetical initial payment of $1,000.

            n = period covered by the computation, expressed in terms of years.

            T = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      Aggregate Total Return =  [  ERV  - 1 ]
                                                   ---
                                                    P
    Where:  ERV = ending  redeemable  value at the end of the period  covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

            P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

YIELD CALCULATION
Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of a percentage. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of the Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                               6
                    YIELD =  2  [ ( a - b  + 1) - 1  ]
                                   ------
                                     cd

    Where: a = dividends and interest earned during the period.

           b = expenses accrued for the period (net of reimbursements).

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

PERFORMANCE AND ADVERTISEMENTS
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

The Fund may compare its performance to a wide variety of indices including the Japan, East Asia and Standard & Poor's 500 Indices.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

Because certain of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund.

                                OTHER INFORMATION

SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a "Delaware business trust". Under Delaware law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust Instrument contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Trust Instrument provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY
The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

LEGAL COUNSEL
The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-5891, counsel to the Fund, has passed upon the legality of the shares offered by the Prospectus.

INDEPENDENT ACCOUNTANTS
Effective January 1, 1998, McCurdy & Associates CPA's, Inc., 27955, Clemens Road, Westlake, Ohio 44145 serves as independent accountants for the Trust. Prior thereto, Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, served as independent accountants for the Trust.


CUSTODIAN
Star Bank, 435 Walnut Street Cincinnati, Ohio 45202, is the custodian of the Fund's assets pursuant to a custodian agreement. Under the custodian agreement, Star Bank (i) maintains a separate account or accounts in the name of the Fund,
(ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.


REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at (888) AAA-5876.

                              FINANCIAL STATEMENTS


The financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting, from the Fund's September 30, 1997 Annual Report to Shareholders.

                                 SAGE/TSO TRUST

                                    FORM N-1A

                           PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.
          --------------------------------
          (a)   Financial Statements.

                 Included  in  Part  A:  Audited   Financial   Highlights  dated
                                         September 30, 1997.

                 Incorporated by reference in Part B:

                 American Asia Allocation Growth Fund

                (1) Schedule of Investments as of September 30, 1997 (audited).
                (2) Statement of Assets and  Liabilities  at September  30, 1997
                    (audited).


                (3) Statement of Operations  for period  October 2, 1996 through
                    September 30, 1997 (audited).
                (4) Statement of Changes in Net Assets for the period October 2,
                    1996 through September 30, 1997 (audited).
                (5) Financial Highlights (audited).
                (6) Notes to Financial Statements dated September 30, 1997.
                (7) Report of Independent Accountants

          (b)   Exhibits:

                Exhibits filed pursuant to Form N-1A:

                (1) Trust   Instrument   is   incorporated   by   reference   to
                    Registrant's   Registration  Statement  as  filed  with  the
                    Commission on March 26, 1996 ("Registration Statement").

                (2) By-Laws  are   incorporated  by  reference  to  Registrant's
                    Registration Statement as filed with the Commission on March 26, 1996.

                (3) Voting Trust Agreement -- None

                (4) All Instruments Defining the Rights of Holders -- None

                (5) Investment   Advisory   Contracts  --  Investment   Advisory
                    Agreement between Sage/Tso Trust and Sage/Tso Investment Management L.P. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.


                (6) Underwriting  Agreement  -- Form of  Underwriting  Agreement
                    between Sage/Tso Trust and ADS Distributors, Inc. is filed herewith electronically.


                (7) Bonus, Profit Sharing, Pension or Other Similar Contracts --
                    None

                (8) Custodian Agreements --


                    (a) Custody Agreement between Star Bank  and  Sage/Tso Trust is filed herewith electronically.


                (9) (a) Form of Transfer  Agent  Services  Agreement -- Transfer
                        Agent Services Agreement between Sage/Tso Trust and American Data Services is filed herewith electronically.


                    (b) Form  of  Administration   Agreement  --  Administration
                        Agreement between Sage/Tso Trust and American Data Services is filed herewith electronically.


                    (C) Form of  Accounting  Services  Agreement  --  Accounting
                        Services Agreement betwee Sage/Tso Trust and American Data Services is filed herewith electronically.

                (10)(a) Opinion  and  Consent  of  Kirkpatrick  &  Lockhart  LLP
                        regarding the legality of the securities being issued -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                (11)(a) Consent  of  Independent   Auditors  --  Filed  herewith
                     =
                        electronically.

                (12)    Financial Statements Omitted from Item 23. -- None

                (13) Agreements or Understandings Made in Consideration for Providing the Initial Capital -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                (14)    Model Plan -- None

                (15)(a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                    (b) Addendum  to  Distribution  Plan  pursuant to Rule 12b-1 with respect to Class A Shares -- is filed herewith electronically.

                    (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class D Shares -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                    (d) Addendum  to  Distribution  Plan  pursuant to Rule 12b-1 with respect to Class D Shares -- is filed herewith electronically.

                 (16)   Schedule for  Computation of  Performance  Quotations --
                        None.

                 (17)   Financial    Data    Schedule    --    Filed    herewith
                        electronically.

                 (18) Multiple Class Plan pursuant to Rule 18f-3 -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.


                 (19)   Trustees'   Powers  of   Attorney   --  filed   herewith
                        electronically


Item 25.  Persons Controlled by or Under Common Control with Registrant.
          -------------------------------------------------------------
          None.


Item 26.  Number of Holders of Securities as of December 2, 1997.
          -------------------------------------------------------
          Class A              29
          Class D             109
          Total               138


Item 27.  Indemnification.
          ----------------

          Reference is made to Article X of the Registrant's Trust Instrument. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          Sage/Tso Investment Management L.P., 8027 Leesburg Pike, Suite 610, Vienna, VA 22182 provides investment advisory services to individual and institutional investors, and as of December 2, 1997 had approximately 10 million in assets under management.

          For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the
          Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV (File #801-40902) filed by it under the Investment Advisers Act of 1940.

Item 29.  Principal Underwriter.
          ----------------------
          (a) ADS Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                             Amerindo Technology Fund

                             Canandagua Funds
                             ----------------



          (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:


                                                              POSITION                           POSITION AND
                NAME AND PRINCIPAL                            AND OFFICES                        OFFICES WITH
                BUSINESS ADDRESS                              WITH UNDERWRITER                   REGISTRANT
                ------------------------                      ------------------------           ----------------
                Michael Miola                                 Director and                       None
                150 Motor Parkway                             Chief Financial Officer
                Hauppauge, NY 11788-0132

                Michael Rogan                                 Director and President             None
                101 Main Street Suite E
                Safety Harbor, FL 34695

                Alan Rosenberg                                Vice President                     None
                101 Main Street Suite E
                Safety Harbor, FL 34695

                Scott Waltkins                                Vice President                     None
                101 Main Street Suite E
                Safety Harbor, FL 34695

          (C)  Not Applicable

Item 30.    Location of Accounts and Records.


            All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Sage/Tso Investment Management L.P., 7797 Leesburg Pike, Suite 900, Falls Church, Virginia 22043, except for those maintained by the Fund's Custodian, Star Bank 485 Walnut St., Cincinnati, OH 45202 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, American Data Services, 150 Motor Parkway Suite 109, Hauppauge, NY 11788.


Item 31.    Management Services.
            --------------------
            There are no management-related service contracts not discussed in Part A or Part B.

Item 32.    Undertakings.
            -------------


            (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

            (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(C) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Falls Church, and Commonwealth of Virginia on the 30th day of December, 1997.


                                                    SAGE/TSO TRUST
                                                    ---------------
                                                    Registrant


                                               By   /s/ James C. Tso
                                                    -------------------
                                                    James C. Tso
                                                    President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Sage/Tso Trust has been signed below by the following persons in the capacities and on the date indicated.



Signature                                            Capacity                                Date
---------                                            --------                                -----

/s/ James C. Tso                                     President, Trustee and                  12/30/97
----------------------                               Principal Executive Officer
James C. Tso

/s/ William L. Fang                                  Trustee, Secretary and Treasurer        12/30/97
----------------------
William L. Fang

/s/ Patricia A. Shelton                              Trustee                                 12/30/97
----------------------
Patricia A. Shelton

/s/ Jason J. Ahn                                     Trustee                                 12/30/97
----------------------
Jason J. Ahn

/s/
----------------------
By Carolyn F. Mead , as                                                                      12/30/97
Attorney-in-Fact and Agent
pursuant to Power of Attorney


                                 SAGE/TSO TRUST

                         INDEX TO EXHIBITS TO FORM N-1A




Exhibit       Description
Number


99.B.6        Underwriting Agreement

99.B.8a       Custody Agreement

99.B.9a       Transfer Agent Services Agreement

99.B.9b       Administration Agreement

99.B.9c       Accounting Services Agreement

99.B.11a      Consent of Independent Auditors

99.B.15b      Addendum to 12b-1 Distribution Plan - Class A

99.B.15d      Addendum to 12b-1 Distribution Plan - Class D

99.B.19       Trustee Power of Attorney

99.B.27       Financial Data Schedule on behalf of each Class